WARRANT LIABILITY	12 Months Ended
Mar. 31, 2024
Warrant Liability
WARRANT LIABILITY

NOTE 13. WARRANT LIABILITY

The following table summarizes the changes in the warrant liability during the year ended March 31, 2024:

	Exercise Price	Warrants	Fair Value Balance
			In 000’$
Warrant liability as of April 1, 2023	$—	–	$—
Fair value of warrants at issuance on October 3, 2023:
Class B Warrants	$2.26	3,157,895	3,537
Class C Warrants	$2.26	3,157,895	4,663
Placement Agent Warrants	$2.375	157,895	232
Change in fair value of warrant liability	—	–	(6,868)
Warrant liability as of March 31, 2024		6,473,685	$1,564

On September 29, 2023, the Company entered into the Purchase Agreement with an institutional and accredited investor in connection with the Registered Direct Offering and the Private Placement. The Offerings closed on October 3, 2023.

Pursuant to the Purchase Agreement, in the Registered Direct Offering, the Company sold (i) 1,970,000 shares of the Company’s ordinary shares at a purchase price of $1.90 per share and (ii) Pre-Funded Warrants to purchase up to 1,187,895 ordinary shares, at a purchase price of $1.899 per Pre-Funded Warrant. All Pre-Funded Warrants, which were exercisable for one ordinary share at an exercise price of $0.001 per share, were exercised in full on May 29, 2024.

In the Private Placement, the Company issued to such institutional and accredited investor Series A Warrants to purchase up to 3,157,895 ordinary shares, Series B Warrants to purchase up to 3,157,895 ordinary shares, and Series C Warrants to purchase up to 3,157,895 ordinary shares, together exercisable for an aggregate of up to 9,473,685 ordinary shares. Pursuant to the terms of the Purchase Agreement, for each ordinary share and Pre-Funded Warrant issued in the Registered Direct Offering, an accompanying Series A Warrant, Series B Warrant and Series C Warrant were issued to such institutional and accredited investor. Each Series A Warrant is exercisable for one Private Warrant Share at an exercise price of $1.90 per share, is immediately exercisable and will expire 18 months from the date of issuance. Each Series B Warrant is exercisable for one Private Warrant Share at an exercise price of $2.26 per share, is immediately exercisable and will expire three years from the date of issuance. Each Series C Warrant is exercisable for one Private Warrant Share at an exercise price of $2.26 per share, is immediately exercisable and will expire five years from the date of issuance. The net proceeds to the Company from the Offerings were approximately $5.3 million, after deducting placement agent’s fees and estimated offering expenses of approximately $0.7 million.

Pursuant to an engagement letter, dated as of August 26, 2023, between the Company and H.C. Wainwright & Co., LLC (the “Placement Agent”), the Company paid the Placement Agent a total cash fee equal to 6.0% of the aggregate gross proceeds received in the Offerings, or $0.36 million. The Company also paid the Placement Agent in connection with the Offerings a management fee equal to 1.0% of the aggregate gross proceeds raised in the Offerings ($0.06 million), $75,000 for non-accountable expenses and $15,950 for clearing fees. In addition, the Company issued to the Placement Agent, or its designees, warrants to purchase up to 157,895 ordinary shares (the “Placement Agent Warrants,” and together with the Pre-Funded Warrants and the Private Warrants, the “Warrants”), which represented 5.0% of the aggregate number of ordinary shares and Pre-Funded Warrants sold in the Registered Direct Offering. The Placement Agent Warrants have substantially the same terms as the Series B Warrants and the Series C Warrants, except that the Placement Agent Warrants have an exercise price equal to $2.375, or 125% of the offering price per ordinary share sold in the Registered Direct Offering and will be exercisable for five years from the commencement of the sales pursuant to the Offerings. The Private Warrants, Private Warrant Shares, Placement Agent Warrants and ordinary shares underlying the Placement Agent Warrants were registered for resale under the Securities Act of 1933, as amended (the “Securities Act”) pursuant to a registration statement on Form F-1 that was declared effective by the SEC on November 7, 2023 (the “Resale Registration Statement”).

The Series B Warrants, the Series C Warrants and the Placement Agent Warrants include the obligation, in the event of a Fundamental Transaction, as defined in the Series B Warrants, the Series C Warrants and the Placement Agent Warrants, for the Company or the successor entity to purchase the warrants from the holder at the discretion of the holder and at the Black-Scholes value, as defined in the warrant agreements. As a result, management concluded that, in line with IAS 9, “Financial Instruments” and IAS 32, “Financial Instruments: Presentation,” such warrants will be accounted for as financial liabilities on the consolidated statement of financial position with the changes in fair value recognized in the consolidated statement of operations and other comprehensive income (loss). The Company allocated the net proceeds of $5.3 million for the Registered Direct Offering to the warrant liability and recognized the excess of the fair value of the warrant liabilities at inception of $3.1 million as a loss on the Registered Direct Offering of $2.4 million and offering expenses of $0.7 million. The Company also recorded a gain of $6.9 million from the change in the fair value of the warrant liabilities for the year ended March 31, 2024, resulting in a warrant liability balance at March 31, 2024 of $1.6 million.

The Company filed the Resale Registration Statement to register for the resale of the Private Warrant Shares and the ordinary shares issuable upon the exercise of the Placement Agent Warrants, which was declared effective by the SEC on November 7, 2023. Pursuant to the terms of the Purchase Agreement, the Company is obligated to use its commercially reasonable efforts to keep the Resale Registration Statement effective at all times until such institutional and accredited investor (and its successors and assigns) no longer owns any Private Warrants or ordinary shares issuable upon exercise thereof.

The accounting for the Series A Warrants and the Pre-Funded Warrants is detailed below in Note 15, “Capital Stock and Reserves.”

Series B Warrants

A fair value of $1.12 per each Series B Warrant was identified at the issue date of October 3, 2023. A fair value of $0.17 per each warrant has been identified as of March 31, 2024.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2024
Exercise price	$2.26	$2.26
Share price	$1.97	$0.56
Expected life (in years)	3.01	2.51
Expected volatility	90.4%	101.72%
Risk-free interest rate	4.95%	4.49%
Dividend yield	—	—

Series C Warrants

A fair value of $1.48 per each Series C Warrant was identified at the issue date of October 3, 2023. A fair value of $0.31 per each warrant has been identified as of March 31, 2024.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2024
Exercise price	$2.26	$2.26
Share price	$1.97	$0.56
Expected life (in years)	5.00	4.51
Expected volatility	100.7%	105.94%
Risk-free interest rate	4.80%	4.26%
Dividend yield	—	—

Placement Agent Warrants

A fair value of $1.47 per each Placement Agent Warrant was identified at the issue date of October 3, 2023. A fair value of $0.31 per each warrant has been identified as of March 31, 2024.

The inputs associated with calculating the fair value are reflected below.

	October 3, 2023	March 31, 2024
Exercise price	$2.38	$2.38
Share price	$1.97	$0.56
Expected life (in years)	4.99	4.51
Expected volatility	100.7%	105.94%
Risk-free interest rate	4.80%	4.26%
Dividend yield	—	—